UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Real Estate Investment

Portfolio

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,255.30	$ 4.72
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.02	$ 4.23

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Starwood Hotels & Resorts Worldwide, Inc.	8.5	8.1
General Growth Properties, Inc.	7.5	6.9
Simon Property Group, Inc.	7.0	6.6
Equity Residential (SBI)	6.9	6.9
ProLogis Trust	6.8	8.6
Vornado Realty Trust	5.6	3.3
Public Storage, Inc.	5.5	0.7
Duke Realty LP	4.9	5.1
Developers Diversified Realty Corp.	4.4	3.7
United Dominion Realty Trust, Inc. (SBI)	4.4	5.0
	61.5
Top Five REIT Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.0	17.0
REITs - Industrial Buildings	18.0	14.4
REITs - Malls	17.6	17.0
REITs - Shopping Centers	16.6	16.7
REITs - Office Buildings	8.1	11.0
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 * *
	Stocks 98.8%		Stocks 98.8%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	5.4%	* * Foreign investments	4.5%

Semiannual Report

Investments January 31, 2007

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1) (000s)
HOTELS, RESTAURANTS & LEISURE - 8.9%
Hotels, Resorts & Cruise Lines - 8.9%
Hilton Hotels Corp.	1,050,000	$ 37,160
Starwood Hotels & Resorts Worldwide, Inc. (d)	12,577,960	787,128
TOTAL HOTELS, RESORTS & CRUISE LINES		824,288
REAL ESTATE INVESTMENT TRUSTS - 85.0%
REITs - Apartments - 18.0%
Apartment Investment & Management Co. Class A	3,470,045	217,329
AvalonBay Communities, Inc.	1,992,900	295,667
BRE Properties, Inc. Class A	180,000	12,494
Equity Residential (SBI)	11,353,224	638,959
GMH Communities Trust (d)	3,847,450	37,743
Home Properties of New York, Inc.	846,700	54,434
United Dominion Realty Trust, Inc. (SBI) (d)	12,226,100	400,894
TOTAL REITS - APARTMENTS		1,657,520
REITs - Factory Outlets - 0.9%
Tanger Factory Outlet Centers, Inc. (d)	2,114,500	85,849
REITs - Health Care Facilities - 0.8%
Health Care Property Investors, Inc.	1,160,000	47,850
Ventas, Inc.	600,000	27,750
TOTAL REITS - HEALTH CARE FACILITIES		75,600
REITs - Hotels - 3.5%
Host Hotels & Resorts, Inc. (c)	12,272,078	324,842
REITs - Industrial Buildings - 18.0%
DCT Industrial Trust, Inc.	6,452,065	76,263
Duke Realty LP (d)	10,323,304	455,464
ProLogis Trust	9,599,400	623,961
Public Storage, Inc.	4,612,000	501,601
TOTAL REITS - INDUSTRIAL BUILDINGS		1,657,289
REITs - Malls - 17.6%
CBL & Associates Properties, Inc. (d)	6,062,262	284,502
Common Stocks - continued
	Shares	Value (Note 1) (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
General Growth Properties, Inc.	11,300,000	$ 695,176
Simon Property Group, Inc.	5,640,660	645,235
TOTAL REITS - MALLS		1,624,913
REITs - Management/Investment - 1.0%
Land Securities Group PLC	1,073,000	45,115
Mission West Properties, Inc.	349,000	4,460
Washington (REIT) (SBI) (c)	1,063,200	45,452
TOTAL REITS - MANAGEMENT/INVESTMENT		95,027
REITs - Mortgage - 0.5%
HomeBanc Mortgage Corp., Georgia (d)	5,491,140	18,176
Newcastle Investment Corp.	676,370	21,928
TOTAL REITS - MORTGAGE		40,104
REITs - Office Buildings - 8.1%
Alexandria Real Estate Equities, Inc. (c)(d)	1,488,500	161,294
American Financial Realty Trust (SBI)	6,090,200	68,088
Corporate Office Properties Trust (SBI)	2,092,600	111,494
Douglas Emmett, Inc.	3,772,500	103,216
Equity Office Properties Trust	1,004,500	55,800
Kilroy Realty Corp.	1,465,000	127,221
Sovran Self Storage, Inc. (d)	1,972,822	118,369
TOTAL REITS - OFFICE BUILDINGS		745,482
REITs - Shopping Centers - 16.6%
Cedar Shopping Centers, Inc.	1,759,300	29,468
Developers Diversified Realty Corp.	6,025,700	404,445
Inland Real Estate Corp. (c)(d)	5,371,300	108,608
Kimco Realty Corp.	7,245,600	359,382
Vornado Realty Trust	4,234,300	518,067
Weingarten Realty Investors (SBI)	2,104,100	104,174
TOTAL REITS - SHOPPING CENTERS		1,524,144
TOTAL REAL ESTATE INVESTMENT TRUSTS		7,830,770
Common Stocks - continued
	Shares	Value (Note 1) (000s)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.9%
Real Estate Management & Development - 4.9%
Brookfield Properties Corp.	3,668,600	$ 170,737
Capital & Regional PLC	3,024,400	93,292
Mitsubishi Estate Co. Ltd.	3,108,000	88,848
Mitsui Fudosan Co. Ltd.	1,497,000	38,825
Sumitomo Realty & Development Co. Ltd.	1,779,000	61,764
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		453,466
TOTAL COMMON STOCKS (Cost $6,154,409)		9,108,524
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 5.35% (a)	184,270,237	184,270
Fidelity Securities Lending Cash Central Fund, 5.34% (a)(b)	20,561,725	20,562
TOTAL MONEY MARKET FUNDS (Cost $204,832)		204,832
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,359,241)		9,313,356
NET OTHER ASSETS - (1.0)%		(95,193)
NET ASSETS - 100%		$ 9,218,163
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,305
Fidelity Securities Lending Cash Central Fund	35
Total	$ 3,340
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alexandria Real Estate Equities, Inc.	$ 70,721	$ 73,029	$ -	$ 1,211	$ 161,294
CBL & Associates Properties, Inc.	236,035	1,559	-	5,665	284,502
CentraCore Properties Trust	27,771	-	34,483	428	-
Columbia Equity Trust, Inc.	14,357	-	17,045	22	-
Duke Realty LP	351,403	35,279	728	5,949	455,464
GMH Communities Trust	46,309	2,101	137	77	37,743
HomeBanc Mortgage Corp., Georgia	32,889	10,141	-	2,453	18,176
Inland Real Estate Corp.	102,062	10,190	26,948	2,314	108,608
Pan Pacific Retail Properties, Inc.	163,222	-	164,168	-	-
Saxon Capital, Inc.	32,779	-	40,400	-	-
Sovran Self Storage, Inc.	89,690	13,405	-	2,000	118,369
Starwood Hotels & Resorts Worldwide, Inc.	555,432	130,403	13,582	5,094	787,128
Tanger Factory Outlet Centers, Inc.	50,926	20,402	-	1,129	85,849
United Dominion Realty Trust, Inc. (SBI)	340,756	4,135	4,358	2,928	400,894
Ventas, Inc.	191,368	18,764	211,423	3,192	-
Total	$ 2,305,720	$ 319,408	$ 513,272	$ 32,462	$ 2,458,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2007

Assets
Investment in securities, at value (including securities loaned of $20,352) - See accompanying schedule: Unaffiliated issuers (cost $4,442,531)	$ 6,650,497
Fidelity Central Funds (cost $204,832)	204,832
Other affiliated issuers (cost $1,711,878)	2,458,027
Total Investments (cost $6,359,241)		$ 9,313,356
Receivable for investments sold		21,954
Receivable for fund shares sold		37,261
Dividends receivable		5,383
Interest receivable		624
Prepaid expenses		31
Other receivables		23
Total assets		9,378,632

Liabilities
Payable for investments purchased	$ 124,144
Payable for fund shares redeemed	9,462
Accrued management fee	4,041
Other affiliated payables	1,622
Other payables and accrued expenses	638
Collateral on securities loaned, at value	20,562
Total liabilities		160,469

Net Assets		$ 9,218,163
Net Assets consist of:
Paid in capital		$ 5,943,614
Undistributed net investment income		8,156
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		312,316
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,954,077
Net Assets, for 234,940 shares outstanding		$ 9,218,163
Net Asset Value, offering price and redemption price per share ($9,218,163 ÷ 234,940 shares)		$ 39.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007

Investment Income
Dividends (including $32,462 earned from other affiliated issuers)		$ 82,557
Interest		27
Income from Fidelity Central Funds		3,340
Total income		85,924

Expenses
Management fee	$ 21,972
Transfer agent fees	8,838
Accounting and security lending fees	584
Custodian fees and expenses	162
Independent trustees' compensation	13
Registration fees	259
Audit	48
Legal	82
Miscellaneous	405
Total expenses before reductions	32,363
Expense reductions	(332)	32,031
Net investment income (loss)		53,893
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	387,598
Other affiliated issuers	108,669
Foreign currency transactions	55
Total net realized gain (loss)		496,322
Change in net unrealized appreciation (depreciation) on: Investment securities	1,241,457
Assets and liabilities in foreign currencies	(43)
Total change in net unrealized appreciation (depreciation)		1,241,414
Net gain (loss)		1,737,736
Net increase (decrease) in net assets resulting from operations		$ 1,791,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,893	$ 124,267
Net realized gain (loss)	496,322	901,591
Change in net unrealized appreciation (depreciation)	1,241,414	(218,203)
Net increase (decrease) in net assets resulting from operations	1,791,629	807,655
Distributions to shareholders from net investment income	(65,215)	(107,786)
Distributions to shareholders from net realized gain	(831,301)	(360,396)
Total distributions	(896,516)	(468,182)
Share transactions Proceeds from sales of shares	1,547,769	2,244,072
Reinvestment of distributions	851,415	445,332
Cost of shares redeemed	(931,224)	(2,100,874)
Net increase (decrease) in net assets resulting from share transactions	1,467,960	588,530
Redemption fees	514	1,522
Total increase (decrease) in net assets	2,363,587	929,525

Net Assets
Beginning of period	6,854,576	5,925,051
End of period (including undistributed net investment income of $8,156 and undistributed net investment income of $19,478, respectively)	$ 9,218,163	$ 6,854,576
Other Information Shares
Sold	42,558	68,360
Issued in reinvestment of distributions	24,902	14,067
Redeemed	(25,840)	(65,024)
Net increase (decrease)	41,620	17,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004 I	2004 H	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.46	$ 33.68	$ 24.74	$ 24.75	$ 17.88	$ 18.47
Income from Investment Operations
Net investment income (loss) D	.25	.66	.72	.28	.71	.60
Net realized and unrealized gain (loss)	8.02	3.69	9.89	.28	6.96	- J
Total from investment operations	8.27	4.35	10.61	.56	7.67	.60
Distributions from net investment income	(.31)	(.59)	(.63)	(.29)	(.54)	(.77)
Distributions from net realized gain	(4.18)	(1.99)	(1.05)	(.29)	(.26)	(.43)
Total distributions	(4.49)	(2.58)	(1.68)	(.58)	(.80)	(1.20)
Redemption fees added to paid in capital D	- J	.01	.01	.01	- J	.01
Net asset value, end of period	$ 39.24	$ 35.46	$ 33.68	$ 24.74	$ 24.75	$ 17.88
Total Return B, C	25.53%	14.06%	44.49%	2.27%	43.63%	3.11%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.83%	.84%	.86% A	.85%	.87%
Expenses net of fee waivers, if any	.83% A	.83%	.84%	.86% A	.85%	.87%
Expenses net of all reductions	.82% A	.82%	.82%	.83% A	.83%	.84%
Net investment income (loss)	1.38% A	2.02%	2.52%	2.32% A	3.38%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 9,218	$ 6,855	$ 5,925	$ 3,180	$ 2,869	$ 1,718
Portfolio turnover rate F	48% A	61%	33%	54% A	48%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended January 31.

I Six months ended July 31.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,989,346
Unrealized depreciation	(40,753)
Net unrealized appreciation (depreciation)	$ 2,948,593
Cost for federal income tax purposes	$ 6,364,763

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,515,166 and $1,863,019, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $35.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $5 and $162, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Real Estate Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate Investment Portfolio (a fund of Fidelity Devonshire Trust) at January 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate Investment Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 21, 2007

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	18,269,227,209.76	96.169
Withheld	727,692,262.57	3.831
TOTAL	18,996,919,472.33	100.000
Albert R. Gamper, Jr.
Affirmative	18,262,920,311.07	96.136
Withheld	733,999,161.26	3.864
TOTAL	18,996,919,472.33	100.000
Robert M. Gates
Affirmative	18,229,868,134.95	95.962
Withheld	767,051,337.38	4.038
TOTAL	18,996,919,472.33	100.000
George H. Heilmeier
Affirmative	18,204,838,640.54	95.830
Withheld	792,080,831.79	4.170
TOTAL	18,996,919,472.33	100.000
Edward C. Johnson 3d
Affirmative	18,123,464,765.65	95.402
Withheld	873,454,706.68	4.598
TOTAL	18,996,919,472.33	100.000
Stephen P. Jonas
Affirmative	18,220,762,012.60	95.914
Withheld	776,157,459.73	4.086
TOTAL	18,996,919,472.33	100.000
James H. KeyesB
Affirmative	18,250,750,050.08	96.072
Withheld	746,169,422.25	3.928
TOTAL	18,996,919,472.33	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	18,243,039,621.32	96.032
Withheld	753,879,851.01	3.968
TOTAL	18,996,919,472.33	100.000
Ned C. Lautenbach
Affirmative	18,254,098,589.52	96.090
Withheld	742,820,882.81	3.910
TOTAL	18,996,919,472.33	100.000
William O. McCoy
Affirmative	18,213,650,529.82	95.877
Withheld	783,268,942.51	4.123
TOTAL	18,996,919,472.33	100.000
Robert L. Reynolds
Affirmative	18,223,974,506.07	95.931
Withheld	772,944,966.26	4.069
TOTAL	18,996,919,472.33	100.000
Cornelia M. Small
Affirmative	18,252,330,971.39	96.080
Withheld	744,588,500.94	3.920
TOTAL	18,996,919,472.33	100.000
William S. Stavropoulos
Affirmative	18,211,294,832.59	95.864
Withheld	785,624,639.74	4.136
TOTAL	18,996,919,472.33	100.000
Kenneth L. Wolfe
Affirmative	18,238,310,322.54	96.007
Withheld	758,609,149.79	3.993
TOTAL	18,996,919,472.33	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

REA-USAN-0307
1.789292.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007